Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance	$ 18,247	$ 13,984	$ 15,822